JPMorgan Flexible Income ETF
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Exchange-Traded Funds — 57.9%
United States — 57.9%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	335,269	15,330,175
JPMorgan Equity Premium Income ETF (a)	35,627	2,046,059
JPMorgan Income ETF (a)	19,257	882,741
JPMorgan Nasdaq Equity Premium Income ETF (a)	161,302	9,395,841
Total Exchange-Traded Funds (Cost $27,932,423)		27,654,816
Common Stocks — 31.6%
Australia — 0.6%
AGL Energy Ltd.	3,427	19,941
Bank of Queensland Ltd.	583	2,716
Beach Energy Ltd.	3,605	2,318
Bendigo & Adelaide Bank Ltd.	1,732	13,924
BlueScope Steel Ltd.	79	1,812
Dexus, REIT	646	2,713
Endeavour Group Ltd.	1,877	4,581
Fortescue Ltd.	1,589	20,619
Glencore plc	1,963	14,458
JB Hi-Fi Ltd.	36	2,071
Magellan Financial Group Ltd.	670	4,484
Metcash Ltd.	3,074	6,564
New Hope Corp. Ltd.	990	3,616
Origin Energy Ltd.	1,405	10,600
Perpetual Ltd.	139	1,847
Region Group, REIT	463	774
Rio Tinto Ltd.	342	40,760
Rio Tinto plc	781	75,890
Sonic Healthcare Ltd.	1,575	24,105
TPG Telecom Ltd.	1,311	3,291
Treasury Wine Estates Ltd.	716	2,476
Woodside Energy Group Ltd.	865	20,245
Woolworths Group Ltd.	795	22,185
Yancoal Australia Ltd.	212	835
		302,825
Austria — 0.1%
ANDRITZ AG	63	5,934
BAWAG Group AG (b)	38	7,706
Erste Group Bank AG	86	11,242
OMV AG	333	24,351
Raiffeisen Bank International AG	103	7,072
Strabag SE	30	2,896
		59,201
Belgium — 0.0% ^
Ageas SA	92	7,614
KBC Group NV	50	7,193
Umicore SA	166	4,143
		18,950

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Canada — 2.0%
Agnico Eagle Mines Ltd.	76	11,034
Bank of Nova Scotia (The)	625	54,825
Barrick Mining Corp.	1,264	46,391
BCE, Inc.	2,156	46,770
Canadian Natural Resources Ltd.	1,176	56,021
Canadian Tire Corp. Ltd., Class A	282	41,158
Emera, Inc.	322	17,207
Enbridge, Inc.	961	52,292
Fortis, Inc.	911	51,858
Great-West Lifeco, Inc.	535	35,469
Hydro One Ltd. (b)	110	4,583
Keyera Corp.	675	28,679
Lundin Gold, Inc.	551	30,851
Magna International, Inc.	824	56,511
Nutrien Ltd.	737	50,870
Open Text Corp.	472	11,966
Pembina Pipeline Corp.	1,099	53,733
Power Corp. of Canada	83	5,672
Quebecor, Inc., Class B	435	20,129
Restaurant Brands International, Inc.	645	47,704
Sun Life Financial, Inc.	188	15,598
Suncor Energy, Inc.	820	55,066
TC Energy Corp.	702	47,272
TELUS Corp.	3,501	33,415
Tourmaline Oil Corp.	1,111	49,065
Whitecap Resources, Inc.	1,638	19,326
		943,465
China — 0.1%
Lenovo Group Ltd.	4,000	12,233
SITC International Holdings Co. Ltd.	2,000	10,083
Wilmar International Ltd.	1,700	5,199
		27,515
Denmark — 0.3%
AL Sydbank	60	5,778
Carlsberg A/S, Class B	53	7,804
Coloplast A/S, Class B	128	8,465
Danske Bank A/S	1,226	70,556
Novo Nordisk A/S, Class B	973	46,024
		138,627
Finland — 0.3%
Elisa OYJ	60	2,420
Fortum OYJ	355	8,070
Nordea Bank Abp	3,264	65,878
Orion OYJ, Class B	177	16,547
Tieto OYJ	292	6,250

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Finland — continued
UPM-Kymmene OYJ	356	9,685
Wartsila OYJ Abp	359	12,175
		121,025
France — 1.4%
Amundi SA (b)	55	6,010
Arkema SA	77	5,245
AXA SA	344	17,829
Ayvens SA (b)	597	8,046
Bouygues SA	253	14,251
Capgemini SE	260	30,904
Carrefour SA	1,635	30,005
Cie Generale des Etablissements Michelin SCA	191	7,720
Covivio SA, REIT	164	10,012
Danone SA	44	3,423
Eiffage SA	59	8,386
Engie SA	5,125	159,752
FDJ UNITED (b)	151	3,821
Gaztransport Et Technigaz SA	18	4,068
Gecina SA, REIT	63	5,458
Klepierre SA, REIT	957	43,468
L'Oreal SA	32	14,253
LVMH Moet Hennessy Louis Vuitton SE	19	10,434
Orange SA	1,111	21,229
Pernod Ricard SA	69	5,377
Publicis Groupe SA	93	9,926
Rubis SCA	163	6,301
Safran SA	289	113,572
SCOR SE	167	6,607
Societe Generale SA	140	13,159
Sopra Steria Group	43	9,127
TotalEnergies SE	897	79,080
Unibail-Rodamco-Westfield, REIT	58	7,067
Vallourec SACA *	183	4,412
Veolia Environnement SA	232	9,232
Vinci SA	106	14,966
		683,140
Germany — 1.0%
Allianz SE (Registered)	182	90,655
BASF SE	345	20,029
Commerzbank AG	232	10,118
Continental AG	106	8,815
Daimler Truck Holding AG	227	12,839
Deutsche Post AG	198	13,227
Deutsche Telekom AG (Registered)	661	20,399
DWS Group GmbH & Co. KGaA (b)	55	4,639
Evonik Industries AG	183	3,702
Hannover Rueck SE	27	7,783

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Germany — continued
Infineon Technologies AG	1,033	74,132
Mercedes-Benz Group AG	896	48,446
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	112	67,278
RWE AG	195	12,828
Siemens AG (Registered)	175	57,338
Siemens Energy AG	50	8,542
		460,770
Guatemala — 0.0% ^
Millicom International Cellular SA	83	7,925
Hong Kong — 0.4%
Cathay Pacific Airways Ltd.	5,000	9,302
Hang Lung Properties Ltd.	13,000	12,082
Henderson Land Development Co. Ltd.	1,000	3,625
Hong Kong & China Gas Co. Ltd.	15,000	13,428
Hong Kong Exchanges & Clearing Ltd.	500	26,051
Hysan Development Co. Ltd.	1,000	2,378
Kerry Properties Ltd.	1,000	2,495
Link, REIT	2,600	12,960
Man Wah Holdings Ltd.	5,600	2,249
Orient Overseas International Ltd.	1,000	19,555
PCCW Ltd.	10,000	7,495
Power Assets Holdings Ltd.	3,000	22,585
Prudential plc	722	10,851
Swire Properties Ltd.	1,000	3,046
VTech Holdings Ltd.	900	5,933
WH Group Ltd. (b)	11,500	12,374
Yue Yuen Industrial Holdings Ltd.	6,500	11,764
		178,173
Iraq — 0.0% ^
United Energy Group Ltd. *	42,000	1,937
Ireland — 0.1%
AIB Group plc	778	9,253
Bank of Ireland Group plc	378	7,938
Cairn Homes plc	2,469	6,951
		24,142
Israel — 0.0% ^
Amot Investments Ltd.	279	1,695
Bezeq The Israeli Telecommunication Corp. Ltd.	1,856	4,447
Delek Group Ltd.	320	8,448
Matrix IT Ltd.	51	1,445
Plus500 Ltd.	94	4,954
		20,989
Italy — 0.9%
Azimut Holding SpA	126	5,352
Banca Generali SpA	86	6,497

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Italy — continued
Banca Mediolanum SpA	873	23,392
Banca Monte dei Paschi di Siena SpA	4,359	58,382
Banco BPM SpA	473	8,636
BPER Banca SpA	610	9,912
Enel SpA	5,438	61,413
Eni SpA	480	13,352
FinecoBank Banca Fineco SpA	219	6,000
Generali	235	11,909
Infrastrutture Wireless Italiane SpA (b)	849	6,299
Intesa Sanpaolo SpA	8,854	66,930
Lottomatica Group Spa	227	6,137
Maire SpA	498	7,442
Poste Italiane SpA (b)	268	8,108
Ryanair Holdings plc	1,534	43,016
Snam SpA	764	5,180
Technogym SpA (b)	373	5,836
UniCredit SpA	817	77,053
Unipol Assicurazioni SpA	275	8,605
		439,451
Japan — 1.8%
Activia Properties, Inc., REIT	5	4,478
AEON REIT Investment Corp., REIT	6	4,586
Aozora Bank Ltd.	1,300	24,668
Astellas Pharma, Inc.	100	1,373
Canon, Inc.	800	22,268
Chubu Electric Power Co., Inc.	300	5,195
Chugoku Electric Power Co., Inc. (The)	1,300	7,618
Cosmo Energy Holdings Co. Ltd.	500	12,443
Dai Nippon Printing Co. Ltd.	200	3,626
Daiichi Life Group, Inc.	1,200	14,469
Daiwa House REIT Investment Corp., REIT	4	3,097
DIC Corp.	100	2,750
Eisai Co. Ltd.	300	9,019
Electric Power Development Co. Ltd.	800	18,925
FANUC Corp.	500	20,148
GLP J-REIT, REIT	4	3,635
Honda Motor Co. Ltd.	300	3,024
Idemitsu Kosan Co. Ltd.	2,400	19,648
Industrial & Infrastructure Fund Investment Corp., REIT	8	7,079
Inpex Corp.	600	13,829
Invincible Investment Corp., REIT	28	10,730
Isuzu Motors Ltd.	100	1,492
Itoham Yonekyu Holdings, Inc.	100	3,078
Japan Exchange Group, Inc.	1,700	23,125
Japan Metropolitan Fund Invest, REIT	29	21,421
Japan Tobacco, Inc.	500	22,293
JFE Holdings, Inc.	1,000	11,346

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
KDX Realty Investment Corp., REIT	7	6,841
Kirin Holdings Co. Ltd.	900	16,650
Kobe Steel Ltd.	1,500	19,415
Kyoto Financial Group, Inc.	200	5,513
Kyushu Electric Power Co., Inc.	400	4,432
Kyushu Railway Co.	800	18,053
Lixil Corp.	400	4,344
Mitsubishi Chemical Group Corp.	1,200	8,831
Mitsubishi UFJ Financial Group, Inc.	2,400	53,608
Mitsui Fudosan Logistics Park, Inc., REIT	7	4,741
Mitsui Fudosan Retail Fund Investment Corp., REIT	7	3,602
Nippon Shokubai Co. Ltd.	500	6,726
Nippon Yusen KK	100	3,840
Niterra Co. Ltd.	100	5,840
NOK Corp.	200	3,779
Nomura Holdings, Inc.	900	8,707
Ono Pharmaceutical Co. Ltd.	200	2,989
Pola Orbis Holdings, Inc.	500	4,207
Seiko Epson Corp.	200	3,663
Sekisui House REIT, Inc., REIT	18	8,561
Shikoku Electric Power Co., Inc.	200	2,075
Shin-Etsu Chemical Co. Ltd.	400	14,260
SoftBank Corp.	35,400	49,687
Sony Group Corp.	1,800	42,064
Subaru Corp.	200	3,405
Sumitomo Electric Industries Ltd.	4,900	64,852
Sumitomo Rubber Industries Ltd.	300	4,245
Suzuki Motor Corp.	2,000	26,107
Takeda Pharmaceutical Co. Ltd.	900	30,902
Tohoku Electric Power Co., Inc.	800	5,879
Tokio Marine Holdings, Inc.	600	30,580
Tokyo Electron Ltd.	100	33,434
Toyo Tire Corp.	300	7,957
Toyota Motor Corp.	1,400	26,495
Tsumura & Co.	100	2,393
United Urban Investment Corp., REIT	11	11,241
Yamaha Motor Co. Ltd.	200	1,673
		846,954
Luxembourg — 0.0% ^
ArcelorMittal SA	146	10,313
Macau — 0.0% ^
MGM China Holdings Ltd.	2,800	4,053
Wynn Macau Ltd.	2,800	2,030
		6,083
Netherlands — 0.8%
ABN AMRO Bank NV, CVA (b)	138	6,243
ASML Holding NV	100	164,794

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Netherlands — continued
ASR Nederland NV	100	8,176
BE Semiconductor Industries NV	114	26,142
ING Groep NV	499	17,536
Koninklijke BAM Groep NV	767	10,286
Koninklijke Heijmans N.V., CVA	77	8,330
Koninklijke KPN NV	9,674	45,679
NN Group NV	107	10,086
NXP Semiconductors NV	238	54,540
Randstad NV	438	18,517
SBM Offshore NV	120	4,481
		374,810
New Zealand — 0.0% ^
Spark New Zealand Ltd.	4,446	5,026
Norway — 0.4%
Aker BP ASA	1,092	38,935
Aker Solutions ASA (b)	1,285	5,721
DNB Bank ASA	267	8,597
DOF Group ASA	330	4,335
Equinor ASA	972	39,902
Frontline plc	104	4,124
Gjensidige Forsikring ASA	146	4,355
Norsk Hydro ASA	2,049	18,900
Orkla ASA	611	6,787
Salmar ASA	130	7,087
Telenor ASA	2,681	37,849
Var Energi ASA	5,158	25,914
Wallenius Wilhelmsen ASA	326	5,080
		207,586
Peru — 0.0% ^
Credicorp Ltd.	45	18,026
Poland — 0.1%
Erste Bank Polska SA	22	4,337
ORLEN SA	522	20,714
		25,051
Portugal — 0.0% ^
Banco Comercial Portugues SA, Class R	5,584	6,880
NOS SGPS SA	1,402	7,803
		14,683
Singapore — 0.4%
CapitaLand Ascendas, REIT	8,000	16,024
DBS Group Holdings Ltd.	1,800	103,854
NetLink NBN Trust (b)	4,000	3,147
Singapore Telecommunications Ltd.	12,600	43,595
Venture Corp. Ltd.	800	9,968
		176,588

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Africa — 0.0% ^
Gold Fields Ltd., ADR	541	17,539
South Korea — 0.1%
Cheil Worldwide, Inc.	222	2,932
DB Insurance Co. Ltd.	58	6,281
Hana Financial Group, Inc.	108	9,335
Kia Corp.	93	8,385
KT&G Corp.	70	8,711
LG Uplus Corp.	719	7,372
Woori Financial Group, Inc.	219	5,070
		48,086
Spain — 0.5%
ACS Actividades de Construccion y Servicios SA	50	6,374
Banco Bilbao Vizcaya Argentaria SA	968	27,135
Banco de Sabadell SA	1,299	4,987
Banco Santander SA	2,286	32,512
Bankinter SA	233	4,286
CaixaBank SA	856	12,435
Enagas SA	214	4,171
Endesa SA	1,222	59,505
Iberdrola SA	886	21,046
Logista Integral SA	194	8,276
Mapfre SA	1,093	5,589
Naturgy Energy Group SA	370	12,343
Repsol SA	316	9,645
Telefonica SA	3,490	14,409
Unicaja Banco SA (b)	1,402	5,391
		228,104
Sweden — 0.6%
Evolution AB * (b)	83	6,335
Loomis AB	123	6,788
NCC AB, Class B	372	6,640
Securitas AB, Class B	467	7,502
Skandinaviska Enskilda Banken AB, Class A	240	5,624
Skanska AB, Class B	338	9,484
SSAB AB, Class B	1,583	16,673
Svenska Handelsbanken AB, Class A	525	8,028
Swedbank AB, Class A	213	8,520
Tele2 AB, Class B	2,560	44,350
Telefonaktiebolaget LM Ericsson, Class B	884	8,696
Telia Co. AB	2,120	9,824
Volvo AB, Class B	4,162	159,204
		297,668
Switzerland — 0.3%
ABB Ltd. (Registered)	243	23,974
Adecco Group AG (Registered)	187	5,227
Cie Financiere Richemont SA (Registered)	32	7,563

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Switzerland — continued
Clariant AG (Registered)	387	4,398
Julius Baer Group Ltd.	94	8,264
Nestle SA (Registered)	436	43,579
Temenos AG (Registered)	92	7,653
UBS Group AG (Registered)	484	25,583
Zurich Insurance Group AG	19	14,473
		140,714
Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	52	21,021
Taiwan Semiconductor Manufacturing Co. Ltd.	2,000	147,931
		168,952
United Kingdom — 1.9%
Admiral Group plc	163	8,263
AstraZeneca plc	345	58,688
BAE Systems plc	1,117	31,622
Balfour Beatty plc	888	10,352
Barclays plc	2,249	15,459
Barratt Redrow plc	4,823	19,168
Bodycote plc	514	5,017
British American Tobacco plc	848	51,440
British Land Co. plc (The), REIT	2,940	17,580
Drax Group plc	588	5,845
Games Workshop Group plc	16	4,124
GSK plc	2,443	63,525
HSBC Holdings plc	2,532	53,920
IG Group Holdings plc	162	3,188
Imperial Brands plc	70	2,657
Inchcape plc	516	5,831
International Consolidated Airlines Group SA	1,150	6,741
Investec plc	647	5,663
ITV plc	5,546	5,560
Johnson Matthey plc	270	7,294
Kingfisher plc	1,062	4,431
Lancashire Holdings Ltd.	596	4,841
Land Securities Group plc, REIT	2,612	24,879
Lloyds Banking Group plc	11,596	17,923
London Stock Exchange Group plc	114	12,824
M&G plc	2,537	12,255
Man Group plc	1,456	5,962
Mitie Group plc	1,674	4,670
Morgan Sindall Group plc	126	7,523
National Grid plc	2,524	40,399
NatWest Group plc	6,902	65,104
Next plc	47	9,412
Persimmon plc	653	9,802
Reckitt Benckiser Group plc	392	27,666
RELX plc	1,535	53,989

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Rolls-Royce Holdings plc	1,047	20,887
Sage Group plc (The)	1,349	17,770
SSE plc	173	5,466
Standard Chartered plc	325	9,609
Standard Life plc	921	11,477
Tesco plc	6,823	44,910
TP ICAP Group plc	1,299	6,000
Unilever plc	482	30,668
Vodafone Group plc	41,018	65,095
		895,499
United States — 17.1%
3M Co.	274	48,301
Abbott Laboratories	421	44,500
AbbVie, Inc.	566	142,032
Accenture plc, Class A	452	74,996
Air Products and Chemicals, Inc.	49	14,450
Alliant Energy Corp.	355	25,127
Alphabet, Inc., Class A	273	97,223
Altria Group, Inc.	735	50,223
Amcor plc	222	9,963
American Electric Power Co., Inc.	400	51,140
American Tower Corp., REIT	56	9,708
Amgen, Inc.	147	56,619
Amphenol Corp., Class A	492	79,064
Aon plc, Class A	119	42,905
Archer-Daniels-Midland Co.	702	55,648
Ares Management Corp., Class A	412	52,773
AT&T, Inc.	4,304	100,068
AvalonBay Communities, Inc., REIT	113	20,974
Avery Dennison Corp.	209	35,474
Baker Hughes Co., Class A	1,055	63,817
Bank of America Corp.	1,659	102,775
Becton Dickinson & Co.	156	25,837
Best Buy Co., Inc.	699	60,296
Blackstone, Inc.	128	16,352
BP plc	2,426	18,227
Bristol-Myers Squibb Co.	1,678	109,590
Broadcom, Inc.	91	35,424
Charles Schwab Corp. (The)	365	38,413
Chevron Corp.	535	105,304
Cisco Systems, Inc.	784	90,936
CME Group, Inc.	236	63,198
Coca-Cola Co. (The)	966	84,612
Comcast Corp., Class A	1,894	45,380
Consolidated Edison, Inc.	397	43,213
Constellation Brands, Inc., Class A	299	38,939
Crown Castle, Inc., REIT	553	42,194

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Cummins, Inc.	76	48,199
Darden Restaurants, Inc.	218	44,380
Digital Realty Trust, Inc., REIT	94	17,721
Dominion Energy, Inc.	745	51,532
Dow, Inc.	1,257	38,075
DTE Energy Co.	302	42,845
Duke Energy Corp.	374	46,911
Eaton Corp. plc	19	7,889
Edison International	716	52,533
Emerson Electric Co.	446	66,820
EOG Resources, Inc.	613	91,147
Equity Residential, REIT	759	50,436
Evergy, Inc.	634	52,628
Eversource Energy	650	46,533
Exelon Corp.	997	45,683
Expand Energy Corp.	509	47,861
Extra Space Storage, Inc., REIT	342	50,630
ExxonMobil Holdings Corp. *	232	36,062
Fastenal Co.	987	47,090
Ford Motor Co.	3,892	57,135
General Dynamics Corp.	29	11,119
General Mills, Inc.	1,206	43,114
Genuine Parts Co.	84	10,447
Gilead Sciences, Inc.	573	74,610
Goldman Sachs Group, Inc. (The)	26	26,478
GQG Partners, Inc., CHDI	5,913	5,659
Haleon plc	4,193	20,527
Hershey Co. (The)	227	39,736
Hewlett Packard Enterprise Co.	1,202	57,576
HP, Inc.	2,336	63,703
International Business Machines Corp.	156	34,889
International Flavors & Fragrances, Inc.	484	38,342
International Paper Co.	1,220	49,813
Invitation Homes, Inc., REIT	1,805	53,645
Johnson & Johnson	479	122,792
Kenvue, Inc.	2,645	50,890
Keurig Dr Pepper, Inc.	1,656	51,535
KeyCorp	2,177	49,178
Kimberly-Clark Corp.	466	50,938
Kimco Realty Corp., REIT	2,033	51,801
Kinder Morgan, Inc.	1,583	50,941
Kraft Heinz Co. (The)	1,996	51,597
Lam Research Corp.	351	102,850
Lockheed Martin Corp.	79	46,036
Lowe's Cos., Inc.	452	93,930
LyondellBasell Industries NV, Class A	882	54,755
Mastercard, Inc., Class A	249	142,702
McCormick & Co., Inc. (Non-Voting)	889	45,250

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
McDonald's Corp.	229	61,977
Medtronic plc	865	73,862
Merck & Co., Inc.	424	55,205
Microchip Technology, Inc.	108	8,023
Microsoft Corp.	785	364,805
Mid-America Apartment Communities, Inc., REIT	367	48,569
Mondelez International, Inc., Class A	792	49,350
Morgan Stanley	438	92,164
Motorola Solutions, Inc.	112	48,804
NetApp, Inc.	319	56,941
NextEra Energy, Inc.	1,296	112,648
Novartis AG (Registered)	546	85,390
NVIDIA Corp.	891	178,868
Omnicom Group, Inc.	1,115	87,750
ONEOK, Inc.	561	50,944
PACCAR, Inc.	715	94,866
Paychex, Inc.	49	5,725
PepsiCo, Inc.	667	93,086
Pfizer, Inc.	1,786	44,668
Philip Morris International, Inc.	273	52,094
Phillips 66	182	38,526
PPL Corp.	357	12,570
Procter & Gamble Co. (The)	201	29,042
Progressive Corp. (The)	227	47,992
Prudential Financial, Inc.	459	56,035
Public Storage, REIT	166	53,812
QIAGEN NV	247	10,164
Realty Income Corp., REIT	737	47,072
Roche Holding AG	108	47,206
RTX Corp.	264	56,818
Sanofi SA	666	57,350
Schneider Electric SE	47	15,791
Seagate Technology Holdings plc	7	5,993
Sempra	473	41,884
Shell plc	1,774	81,199
Simon Property Group, Inc., REIT	242	55,508
Southern Co. (The)	494	46,703
Stellantis NV *	2,706	15,580
Stryker Corp.	153	49,832
Sun Communities, Inc., REIT	356	43,959
Sysco Corp.	32	2,728
T. Rowe Price Group, Inc.	476	53,193
Target Corp.	415	59,963
Tenaris SA	178	5,107
Texas Instruments, Inc.	183	50,460
T-Mobile US, Inc.	277	47,841
Trane Technologies plc	225	102,363
TransDigm Group, Inc.	39	48,921

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Truist Financial Corp.	977	50,648
Tyson Foods, Inc., Class A	761	44,108
Ubiquiti, Inc.	87	48,417
United Parcel Service, Inc., Class B	483	50,338
UnitedHealth Group, Inc.	171	70,862
US Bancorp	768	48,392
Ventas, Inc., REIT	653	61,062
Verizon Communications, Inc.	2,080	97,365
VICI Properties, Inc., REIT, Class A	1,643	43,293
Walt Disney Co. (The)	493	47,422
WEC Energy Group, Inc.	386	42,236
Wells Fargo & Co.	585	50,573
Weyerhaeuser Co., REIT	1,149	28,759
Williams Cos., Inc. (The)	722	51,652
WP Carey, Inc., REIT	685	50,416
Xcel Energy, Inc.	584	45,669
Yum! Brands, Inc.	500	76,640
		8,189,861
Total Common Stocks (Cost $13,031,531)		15,099,678
	PRINCIPAL AMOUNT($)
Equity Linked Notes — 7.5%
Canada — 0.7%
Royal Bank of Canada, ELN, 11.00%, 8/28/2026 (b)	246	28,080
Royal Bank of Canada, ELN, 12.00%, 8/28/2026 (b)	104	28,080
Royal Bank of Canada, ELN, 6.10%, 8/14/2026 (b)	299	28,843
Royal Bank of Canada, ELN, 9.20%, 8/21/2026 (b)	330	23,570
Toronto-Dominion Bank (The), ELN, 11.50%, 8/21/2026 (b)	111	26,783
Toronto-Dominion Bank (The), ELN, 12.20%, 8/21/2026 (b)	86	27,376
Toronto-Dominion Bank (The), ELN, 12.80%, 8/7/2026 (b)	121	23,911
Toronto-Dominion Bank (The), ELN, 14.60%, 8/21/2026 (b)	153	27,533
Toronto-Dominion Bank (The), ELN, 16.40%, 8/7/2026 (b)	75	22,375
Toronto-Dominion Bank (The), ELN, 17.30%, 8/14/2026 (b)	84	21,245
Toronto-Dominion Bank (The), ELN, 19.00%, 8/21/2026 (b)	297	24,449
Toronto-Dominion Bank (The), ELN, 19.30%, 8/7/2026 (b)	194	23,179
Toronto-Dominion Bank (The), ELN, 8.70%, 8/21/2026 (b)	34	24,542
		329,966
France — 3.7%
BNP Paribas Issuance BV, ELN, 11.50%, 8/7/2026 (b)	94	25,207
BNP Paribas Issuance BV, ELN, 18.10%, 8/14/2026 (b)	470	16,881
BNP Paribas Issuance BV, ELN, 7.20%, 8/14/2026 (b)	740	148,871
BNP Paribas Issuance BV, ELN, 7.50%, 8/21/2026 (b)	774	55,203
BNP Paribas Issuance BV, ELN, 7.60%, 8/14/2026 (b)	30	26,155
BNP Paribas Issuance BV, ELN, 8.30%, 8/14/2026 (b)	190	28,015
BNP Paribas Issuance BV, ELN, 8.80%, 8/7/2026 (b)	116	29,134
BNP Paribas Issuance BV, ELN, 8.90%, 8/14/2026 (b)	99	113,827

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Equity Linked Notes — continued
France — continued
BNP Paribas Issuance BV, ELN, 9.50%, 8/21/2026 (b)	86	33,534
Societe Generale SA, ELN, 10.00%, 8/7/2026 (b)	366	114,121
Societe Generale SA, ELN, 11.10%, 8/21/2026 (b)	51	34,069
Societe Generale SA, ELN, 11.90%, 8/21/2026 (b)	114	42,054
Societe Generale SA, ELN, 12.00%, 8/21/2026 (b)	269	43,367
Societe Generale SA, ELN, 12.10%, 8/28/2026 (b)	83	67,916
Societe Generale SA, ELN, 14.20%, 8/28/2026 (b)	30	30,705
Societe Generale SA, ELN, 14.50%, 8/28/2026 (b)	81	32,191
Societe Generale SA, ELN, 14.50%, 8/28/2026 (b)	253	120,118
Societe Generale SA, ELN, 14.70%, 8/7/2026 (b)	51	50,626
Societe Generale SA, ELN, 14.90%, 8/7/2026 (b)	188	51,967
Societe Generale SA, ELN, 16.40%, 8/14/2026 (b)	22	31,490
Societe Generale SA, ELN, 17.00%, 8/21/2026 (b)	235	44,405
Societe Generale SA, ELN, 17.30%, 8/14/2026 (b)	148	122,647
Societe Generale SA, ELN, 17.50%, 8/7/2026 (b)	238	69,944
Societe Generale SA, ELN, 17.60%, 8/14/2026 (b)	802	72,908
Societe Generale SA, ELN, 19.30%, 8/7/2026 (b)	281	51,555
Societe Generale SA, ELN, 19.50%, 8/14/2026 (b)	86	47,105
Societe Generale SA, ELN, 22.00%, 8/28/2026 (b)	49	58,942
Societe Generale SA, ELN, 22.00%, 8/28/2026 (b)	90	32,582
Societe Generale SA, ELN, 5.20%, 8/28/2026 (b)	201	31,404
Societe Generale SA, ELN, 5.50%, 8/14/2026 (b)	138	33,195
Societe Generale SA, ELN, 5.80%, 8/14/2026 (b)	161	37,778
Societe Generale SA, ELN, 7.50%, 8/14/2026 (b)	100	31,579
Societe Generale SA, ELN, 8.10%, 8/21/2026 (b)	102	36,095
Societe Generale SA, ELN, 8.30%, 8/28/2026 (b)	136	23,855
		1,789,445
Japan — 0.0% ^
Mizuho Markets Cayman LP, ELN, 17.10%, 8/7/2026 (b)	40	23,955
United Kingdom — 1.8%
Barclays Bank plc, ELN, 10.00%, 8/28/2026 (b)	44	25,183
Barclays Bank plc, ELN, 10.60%, 8/21/2026 (b)	34	27,032
Barclays Bank plc, ELN, 12.60%, 8/14/2026 (b)	216	45,659
Barclays Bank plc, ELN, 14.20%, 8/28/2026 (b)	49	31,094
Barclays Bank plc, ELN, 14.70%, 8/14/2026 (b)	17	29,533
Barclays Bank plc, ELN, 15.00%, 8/28/2026 (b)	83	30,859
Barclays Bank plc, ELN, 19.80%, 8/14/2026 (b)	117	24,381
Barclays Bank plc, ELN, 4.50%, 8/7/2026 (b)	133	30,145
Barclays Bank plc, ELN, 4.80%, 8/21/2026 (b)	125	31,248
Barclays Bank plc, ELN, 6.10%, 8/28/2026 (b)	89	28,528
Barclays Bank plc, ELN, 8.10%, 8/14/2026 (b)	195	29,403
Barclays Bank plc, ELN, 8.10%, 8/7/2026 (b)	127	26,972
Barclays Bank plc, ELN, 9.90%, 8/7/2026 (b)	141	26,456
Morgan Stanley Finance LLC, ELN, 11.00%, 8/28/2026 (b)	83	24,360
Morgan Stanley Finance LLC, ELN, 13.00%, 8/28/2026 (b)	154	50,994
Morgan Stanley Finance LLC, ELN, 13.00%, 8/28/2026 (b)	111	30,736
Morgan Stanley Finance LLC, ELN, 13.50%, 8/21/2026 (b)	93	29,226

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Equity Linked Notes — continued
United Kingdom — continued
Morgan Stanley Finance LLC, ELN, 14.90%, 8/21/2026 (b)	195	31,797
Morgan Stanley Finance LLC, ELN, 15.00%, 8/28/2026 (b)	120	31,842
Morgan Stanley Finance LLC, ELN, 16.20%, 8/21/2026 (b)	117	28,553
Morgan Stanley Finance LLC, ELN, 16.20%, 8/21/2026 (b)	155	23,993
Morgan Stanley Finance LLC, ELN, 16.60%, 8/28/2026 (b)	332	45,269
Morgan Stanley Finance LLC, ELN, 17.10%, 8/21/2026 (b)	86	34,963
Morgan Stanley Finance LLC, ELN, 22.00%, 8/21/2026 (b)	34	24,545
Morgan Stanley Finance LLC, ELN, 4.80%, 8/28/2026 (b)	349	30,383
Morgan Stanley Finance LLC, ELN, 8.90%, 8/21/2026 (b)	54	30,621
Morgan Stanley Finance LLC, ELN, 9.60%, 8/21/2026 (b)	259	40,575
		844,350
United States — 1.3%
Goldman Sachs International, ELN, 10.50%, 8/21/2026 (b)	371	23,203
Goldman Sachs International, ELN, 11.20%, 8/21/2026 (b)	94	19,451
Goldman Sachs International, ELN, 11.20%, 8/28/2026 (b)	137	25,440
Goldman Sachs International, ELN, 18.00%, 8/28/2026 (b)	166	83,786
Goldman Sachs International, ELN, 20.80%, 8/21/2026 (b)	117	24,185
Goldman Sachs International, ELN, 5.10%, 8/21/2026 (b)	144	26,505
Goldman Sachs International, ELN, 7.50%, 8/21/2026 (b)	297	23,615
Goldman Sachs International, ELN, 8.60%, 8/21/2026 (b)	89	27,049
Morgan Stanley Finance LLC, ELN, 11.50%, 8/7/2026 (b)	210	40,143
Morgan Stanley Finance LLC, ELN, 12.00%, 8/7/2026 (b)	350	46,239
Morgan Stanley Finance LLC, ELN, 14.20%, 8/7/2026 (b)	298	33,209
Morgan Stanley Finance LLC, ELN, 20.00%, 8/7/2026 (b)	99	26,135
Morgan Stanley Finance LLC, ELN, 22.00%, 8/7/2026 (b)	79	24,690
Morgan Stanley Finance LLC, ELN, 4.20%, 8/7/2026 (b)	123	25,908
Morgan Stanley Finance LLC, ELN, 4.90%, 8/7/2026 (b)	120	27,617
Morgan Stanley Finance LLC, ELN, 5.50%, 8/7/2026 (b)	55	56,046
Societe Generale SA, ELN, 9.10%, 8/28/2026 (b)	346	36,437
Wells Fargo Bank NA, ELN, 9.20%, 8/7/2026 (b)	351	29,269
		598,927
Total Equity Linked Notes (Cost $3,723,336)		3,586,643
U.S. Treasury Obligations — 1.4%
United States — 1.4%
U.S. Treasury Notes, 4.13%, 1/31/2027 (c) (Cost $653,703)	652,000	652,446
	SHARES
Short-Term Investments — 1.0%
Investment Companies — 1.0%
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (d) (Cost $497,433)	497,429	497,478
Total Investments — 99.4% (Cost $45,838,426)		47,491,061
Other Assets in Excess of Liabilities — 0.6%		282,897
NET ASSETS — 100.0%		47,773,958

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Certificaten Van Aandelen (Dutch Certificate)
ELN	Equity-Linked Note
ETF	Exchange Traded Fund
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(d)	The rate shown is the current yield as of July 31, 2026.
Summary of Investments by Industry, July 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Fixed Income	34.1%
U.S. Equity	24.1
Convertible Bonds	7.6
Banks	2.8
Oil, Gas & Consumable Fuels	2.7
Semiconductors & Semiconductor Equipment	1.9
Electric Utilities	1.7
Pharmaceuticals	1.6
U.S. Treasury Notes	1.4
Diversified Telecommunication Services	1.2
Insurance	1.2
Capital Markets	1.1
Multi-Utilities	1.0
Others (each less than 1.0%)	16.6
Short-Term Investments	1.0
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund and ETF semi-

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s and ETF’s website. Detailed information about Underlying J.P. Morgan Funds and ETFs can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of July 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	31	09/18/2026	USD	2,545,255	(236,095)
NASDAQ 100 E-Mini Index	4	09/18/2026	USD	2,272,620	(124,455)
U.S. Treasury 10 Year Note	6	09/21/2026	USD	649,500	(4,368)
U.S. Treasury 5 Year Note	66	09/30/2026	USD	7,004,250	(46,186)
					(411,104)

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$3,616	$299,209	$—	$302,825
Austria	—	59,201	—	59,201
Belgium	—	18,950	—	18,950
Canada	943,465	—	—	943,465
China	—	27,515	—	27,515
Denmark	—	138,627	—	138,627

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Finland	$—	$121,025	$—	$121,025
France	21,229	661,911	—	683,140
Germany	—	460,770	—	460,770
Guatemala	7,925	—	—	7,925
Hong Kong	—	178,173	—	178,173
Iraq	—	1,937	—	1,937
Ireland	—	24,142	—	24,142
Israel	4,954	16,035	—	20,989
Italy	—	439,451	—	439,451
Japan	—	846,954	—	846,954
Luxembourg	—	10,313	—	10,313
Macau	—	6,083	—	6,083
Netherlands	54,540	320,270	—	374,810
New Zealand	—	5,026	—	5,026
Norway	51,388	156,198	—	207,586
Peru	18,026	—	—	18,026
Poland	—	25,051	—	25,051
Portugal	—	14,683	—	14,683
Singapore	—	176,588	—	176,588
South Africa	17,539	—	—	17,539
South Korea	—	48,086	—	48,086
Spain	—	228,104	—	228,104
Sweden	—	297,668	—	297,668
Switzerland	—	140,714	—	140,714
Taiwan	21,021	147,931	—	168,952
United Kingdom	27,057	868,442	—	895,499
United States	7,833,320	356,541	—	8,189,861
Total Common Stocks	9,004,080	6,095,598	—	15,099,678
Equity Linked Notes	—	3,586,643	—	3,586,643
Exchange-Traded Funds	27,654,816	—	—	27,654,816
U.S. Treasury Obligations	—	652,446	—	652,446
Short-Term Investments
Investment Companies	497,478	—	—	497,478
Total Investments in Securities	$37,156,374	$10,334,687	$—	$47,491,061
Depreciation in Other Financial Instruments
Futures Contracts	$(411,104)	$—	$—	$(411,104)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	$10,800,526	$5,399,322	$544,370	$(2,529)	$(322,774)	$15,330,175	335,269	$706,532	$—
JPMorgan Equity Premium Income ETF (a)	1,412,330	691,982	66,683	(2,998)	11,428	2,046,059	35,627	108,388	—
JPMorgan Income ETF (a)	595,765	297,610	—	—	(10,634)	882,741	19,257	31,772	—
JPMorgan Nasdaq Equity Premium Income ETF (a)	7,536,077	3,694,389	1,722,335	4,954	(117,244)	9,395,841	161,302	734,687	—
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b)	454,217	15,486,815	15,443,535	23	(42)	497,478	497,429	15,311	—
Total	$20,798,915	$25,570,118	$17,776,923	$(550)	$(439,266)	$28,152,294		$1,596,690	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.